19. RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS

Financing payables, related parties

The outstanding financing payables, related parties as of December 31, 2017 and 2016 were as follows:

		December 31,
	Notes	2017	2016
		RMB	RMB

Mr. Li		62,748	996
Alliance Rich	(1)	22	29,534
Hebei Kaiyuan	(1)	32,229	29,873
Honest Best Int’l Ltd.	(1)	76	80
Smart Success	(1)	11,812	477,518
Ruituo	(2)	—	214,783
Beiguo Mall Xinji Branch	(3)	1,729,316	1,147,749
Total		1,836,203	1,900,533

Notes:

(1)	Entity controlled by Mr. Li.
(2)	Entity controlled by Mr. Li’s brother.
(3)	Entity in which Mr. Li is the indirect beneficial owner of approximately 20.92%.

During the periods presented, the Company has borrowed from the Company’s Chairman and Chief Executive Officer, Mr. Li and companies affiliated with Mr. Li. Each of these loans was entered into to satisfy the Company’s short-term capital needs.

The amount due to Mr. Li is unsecured and due on demand by the lender and bore an interest at approximately 3.9% per annum based on the outstanding unpaid balances.

The amount due to Alliance Rich represents a portion of the consideration paid in the acquisition of Heat Planet Holdings Limited (“Heat Planet”) and the unpaid amounts thereafter October 2013 began to accrue interest at the one-year rate announced by the People’s Bank of China (4.35% as of December 31, 2017). As of December 31, 2017, the Company has paid off the acquisition consideration balance to Alliance Rich. Remaining amounts due to Alliance Rich are non-interest bearing, unsecured and due on demand by the lender.

The amount due to Hebei Kaiyuan is unsecured and due on demand by the lender and bore an interest at 8.00% per annum based on the outstanding unpaid amounts.

The amount due to Smart Success Investment Limited (“Smart Success”) represents a portion of the consideration paid in the acquisition of Eastern Eagle. Any unpaid amounts thereafter August 8, 2017 began to accrue interest at the one-year rate announced by the People’s Bank of China. As of December 31, 2017, the Company has paid off the acquisition consideration balance to Smart Success. Remaining amounts due to Smart Success are non-interest bearing, unsecured and due on demand by the lenders.

The amount due to Ruituo is unsecured and due on demand by Ruituo and bore an interest at approximately 8.00% based on the weighted average outstanding payable balances at month end.

The Company pays a financing charge of approximately 4.6% per annum to Beiguo Mall Xinji Branch for the funds obtained. The financing arrangement is guaranteed by Hebei Kaiyuan and Mr. Li, who has a long-term business relationship with Beiguo. In addition, the payable balances of each loan are due in 180 days.

Borrowed funds from CeraVest investor, related party

During the year of 2017 and 2016, the related parties, including eight senior executives and Mr. Li’s relatives, have provided to the Company through the CeraVest platform for the purpose of funding CeraVest loans, including CeraVest Fixed and CeraVest Flex, with weighted average interest rate of 8.43% and 8.03%, and 8.49% and 8.03% per annum as of December 31, 2017 and 2016, respectively.

Long-term financing payables, related party

The Company entered into a long-term loan agreement with Ruituo during 2016 for long-term capital needs. Ruituo provided a facility to the Company, amounting to RMB 500 million, with a period from September 23, 2016 to September 23, 2019. This long-term loan is unsecured and bears interest at 4.90% per annum based on the weighted average outstanding payable balances at month end. The outstanding long-term financing payable, related party as of December 31, 2017 and 2016 were as follows:

		December 31,
	Notes	2017	2016
		RMB	RMB
Ruituo	(1)	235,527	229,118

Note:

(1) Entity controlled by Mr. Li’s brother.

Related Parties Transactions

During the periods presented, the details of the significant related party transactions were as follows:

	Notes		Year Ended December 31,
			2017	2016	2015
			RMB	RMB	RMB
Capital nature:
Alliance Rich	(1)	(d)	847	1,166	1,046
Beiguo Auto	(4)	(c)	—	—	1,133
Beiguo Mall Xinji Branch	(4)	(c)	3,754,748	1,132,130	—
Beiguo Mall Xinji Branch	(4)	(d)	138,980	13,690	—
Hebei Kaiyuan	(1)	(b)	4,220	—	—
Hebei Xuyuan Investment Company	(5)	(b)	10,450	62,300	19,353
Hebei Xuyuan Investment Company	(5)	(d)	432	1,287	70
Kaiyuan Shengrong	(1)	(a)	560,000	625,999	—
Mr. Li	(3)	(h)	29,816	—	—
Mr. Li	(3)	(a)	1,766,000	1,750,998	2,209,982
Mr. Li	(3)	(b)	63,424	—	—
Mr. Li	(3)	(d)	1,702	—	—
Ruituo	(2)	(b)	765,000	812,595	902,473
Ruituo	(2)	(c)	1,075,688	3,681,410	343,061
Ruituo	(2)	(d)	16,059	20,111	24,325
Xinji Beiguo Mall	(4)	(c)	—	—	221,758
Xinji Beiguo Mall	(4)	(d)	—	7	9,922

Operating nature:
Smart Success Investment Limited	(1)	(f)	—	739,814	—
Hebei Kaiyuan	(1)	(d)	1,873	1,834	1,874
Mr. Lei Chen	(6)	(g)	109,272	45,377	—
Mr. Lei Chen	(6)	(d)	1,622	2,597	—
Mr. Shu Ling Li	(7)	(g)	1,434	706	—
Mr. Xing Wei	(8)	(g)	1,033	1,033	—
Mr. Yong Qi Li	(9)	(g)	61,760	3,000	—
Yuanshi County Natural Gas Sales Company	(2)	(e)	—	—	5,770

Notes:

(1) Entity controlled by Mr. Li.

(2) Entity controlled by Mr. Li’s brother.

(3) The Chairman and Chief Executive Officer of Fincera.

(4) Entity in which Mr. Li is the indirect beneficial owner of approximately 20.92%

(5) Entity in which Mr. Li holds 40% equity interest.

(6) The regional manager of the Company.

(7) The sister of Mr. Li.

(8) The Company’s COO, retired from the Company since August 2017.

(9) The brother of Mr. Li.

Nature of transaction:

(a) Bank loan guarantee provided to the bank by the related parties.

(b) Loan provided to the Company during the year.

(c) Internet-based financing provided to the Company during the year.

(d) Interest incurred by the Company during the year.

(e) CeraPay funds used.

(f) Acquisition transaction.

(g) CeraVest investment.

(h) Capital transaction with shareholder